INCOME TAX - Components of Company's income tax provision (Details) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Federal
Current		$ 81,422
Deferred		(593,909)
Change in valuation allowance		593,909
Income tax provision	$ 23,578	$ 81,422